Income Taxes	6 Months Ended
Jun. 30, 2019
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Income Taxes

Note 20. Income Taxes

On January 1st, 2019, the Mexican government eliminated the right to offset any tax credit against any payable tax (general offset or compensación universal). As of such date, the right to offset any tax credit will be against taxes of the same nature and payable by the same person (not being able to offset tax credits against taxes payable by third parties).

On January 1st, 2019, a new tax reform became effective in Colombia. This reform reduced the income tax rate from 33.0% to 32.0% for 2020, to 31.0% for 2021 and to 30.0% for 2022. The minimum assumed income tax (renta presuntiva sobre el patrimonio) was also reduced from 3.5% to 1.5% for 2019 and 2020, and to null for 2021. In addition, the capitalization ratio was adjusted from 3:1 to 2:1 for operations with related parties only. For the companies located in the free trade zone, the value-added tax will be calculated based on the cost of production instead of the cost of the imported raw materials (therefore, we will be able to credit the value added-tax on goods and services against the value added-tax on the sales price of our products). The municipality sales tax will be 50.0% credited against payable income tax for 2019 and 100.0% credited for 2020. Finally, the value-added tax paid on acquired fixed assets will be credited against income tax or the minimum assumed income tax.

The Tax Reform increases the dividend tax on distributions to foreign nonresidents entities and individuals from 5% to 7.5%. In addition, the tax reform establishes a 7.5% dividend tax on distributions between Colombian companies. The tax will be charged only on the first distribution of dividends between Colombian entities and may be credited against the dividend tax due once the ultimate Colombian company makes a distribution to its shareholders nonresident shareholders (individuals or entities) or to Colombian individual residents.

On January 1st, 2019 a tax reform became effective in Costa Rica. This reform will allow that tax on sales not only be applied to the first sale, but also to be applied and transferred at each sale; therefore, the tax credits on tax on sales will be recorded not only on goods related to production and on administrative services, but on a greater number of goods and services. Value-added tax on services provided within Costa Rica will be charged at tax rate of 13.0% if provided by local suppliers or withheld at the same rate if provided by foreign suppliers. Although a territorial principle is still applicable in Costa Rica for operations abroad, a tax rate of 15.0% has been imposed on capital gains from the sale of assets located in Costa Rica. New income tax withholding rates were imposed on salaries and compensations of employees, at the rates of 15% to 25% (which will be applicable depending on the employee’s salary), respectively. Finally, the thin capitalization rules were adjusted to provide that the interest expenses (generated with non-members of the financial system) that exceed 20.0% of the company’s EBITDA will not be deductible for tax purposes.

On January 1st, 2018, a tax reform became effective in Argentina. This reform reduced the income tax rate from 35.0% to 30.0% for 2018 and 2019, and then to 25.0% for the following years. In addition, such reform imposed a new tax on dividends paid to nonresident stockholders and resident individuals at a rate of 7.0% for 2018 and 2019, and then to 13.0% for the following years. For sales taxes in the province of Buenos Aires, the tax rate decreased from 1.75% to 1.5% in 2018; however, in the City of Buenos Aires, the tax rate increased from 1.0% to 2.0% in 2018, and will be reduced to 1.5% in 2019, 1.0% in 2020, 0.5% in 2021 and null in 2022.

In addition, the excise tax on concentrate in Brazil was reduced from 20.0% to 4.0% from September 1, 2018 to December 31, 2018. Temporarily the excise tax rate on concentrate increased from 4.0% to 12.0% from January 1st, 2019 to June 30, 2019, then it will be reduced to 8.0% from July 1, 2019 to January 1st, 2020. On January 1st, 2020 the excise tax rate will be reduced back to 4.0%.

For the six-month period ended June 30, 2019 and 2018, the major components of income tax expense are:

	June 30, 2019		June 30 ,2018
Current tax expense	Ps.	5,059	Ps.	5,159
Deferred tax expense:		(950)		(338)

	Ps.	4,109	Ps.	4,821